Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	Mairs & Power Funds Trust
Central Index Key	0001521353
Amendment Flag	false
Document Creation Date	Apr. 30, 2013
Document Effective Date	Apr. 30, 2013
Prospectus Date	Apr. 30, 2013
Mairs & Power Growth Fund | Investor Class
Risk/Return:
Trading Symbol	MPGFX
Mairs & Power Balanced Fund | Investor Class
Risk/Return:
Trading Symbol	MAPOX
Mairs & Power Small Cap Fund | Investor Class
Risk/Return:
Trading Symbol	MSCFX